INVESTMENT IN ASSOCIATES (Details) - ARS ($) $ in Thousands	Oct. 13, 2016	Dec. 31, 2017	Dec. 31, 2016
Investment in associates [Abstract]
Cost value		$ 624
Book value		3,065	$ 2,874
Emprendimientos de Gas del Sur S.A. (in liquidation) ("EGS")
Investment in associates [Abstract]
Cost value		116
Book value		367	357
Distribution of dividend in kind	$ 4,673
Transporte y Servicios de Gas en Uruguay S.A. ("TGU")
Investment in associates [Abstract]
Cost value		5
Book value		2,698	2,517
EGS and TGU [Member]
Investment in associates [Abstract]
Cost value		121
Book value		3,065	2,874
Gas Link S.A. ("Link")
Investment in associates [Abstract]
Cost value		503
Book value		$ 0	$ 0